INVENTORIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVENTORIES [Text Block]
12. INVENTORIES

Inventories consist primarily of materials and supplies and products of the Company’s operations, in varying stages of the production process, and are presented at the lower of weighted average cost or net realizable value. Inventories of the Company are comprised of:

	December 31, 2017	December 31, 2016
Finished goods - doré and concentrates	$1,299	$3,014
Work-in-process	1,152	1,327
Stockpile	217	122
Silver coins and bullion	303	405
Materials and supplies	15,887	15,386
	$18,858	$20,254

The amount of inventories recognized as an expense during the year was $226.5 million (2016 - $220.9 million), equivalent to the total of cost of sales plus depletion, depreciation and amortization for the period. As at December 31, 2017, mineral inventories, which consist of stockpile, work-in-process and finished goods, include $0.7 million (December 31, 2016 - $0.5 million) write-down which was recognized in cost of sales during the year ended December 31, 2017.